SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
Our consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements include the assets and liabilities of us and our wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Business combinations
Business combinations
We accounted for our acquisition of the Former Golden Ocean on March 31, 2015 as a business combination and have measured the identifiable assets acquired and the liabilities assumed at their acquisition date fair values. The consideration transferred has been measured at fair value based on the closing price of our shares on the date of acquisition and the fair value of the vested share options in the Former Golden Ocean. The surplus of the fair value of the net assets acquired over the fair value of the consideration transferred is recognized as a bargain purchase gain. Acquisition related costs are expensed as incurred.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles requires us to make estimates and assumptions that affect the amounts reported in our financial statements and accompanying notes. Such estimates and assumptions impact, among others, the following: impairment of assets and other than temporary impairments of uncollectible securities, the amount of uncollectible accounts and accounts receivable, the amount to be paid for certain liabilities, including contingent liabilities, the amount of costs to be capitalized in connection with the construction of our newbuildings and the lives of our vessels. Actual results could differ from those estimates.

Fair values
Fair values
We have determined the estimated fair value amounts presented in these consolidated financial statements using available market information and appropriate methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. The estimates presented in these consolidated financial statements are not necessarily indicative of the amounts that we could realize in a current market exchange. Estimating the fair value of assets acquired and liabilities assumed in a business combination requires the use of estimates and significant judgments, among others, the following: the market assumptions used when valuing acquired time charter contracts, the expected revenues earned by vessels held under capital lease and the operating costs (including dry docking costs) of those vessels and the discount rate used in cash flow based valuations, The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Reporting and functional currency and Foreign currency
Reporting and functional currency
Our functional currency is the United States dollar as all revenues are received in United States dollars and a majority of our expenditures are made in United States dollars. We and our subsidiaries report in United States dollars.

Foreign currency
Transactions in foreign currencies during the year are translated into United States dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Revenue and expense recognition
Revenue and expense recognition
Revenues and expenses are recognized on the accruals basis. Revenues are generated from voyage charters and time charters. Voyage revenues are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. Voyage expenses are recognized as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Time charter and bareboat charter revenues are recorded over the term of the charter as a service is provided. When a time charter contract is linked to an index, we recognize revenue for the applicable period based on the actual index for that period. We use a discharge-to-discharge basis in determining percentage of completion for all voyage charters whereby we recognize revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, we did not recognize revenue if a charter was not contractually committed to by a customer and us, even if the vessel discharged its cargo and was sailing to the anticipated load port on its next voyage. Revenues generated through revenue sharing agreements are presented gross when the Company is the primary obligor under the charter parties.

Demurrage is a form of damages for breaching the period allowed to load and unload cargo in a voyage charter, or the laytime, and is recognized as income according to the terms of the voyage charter contract when the charterer remains in possession of the vessel after the agreed laytime.

Claims for unpaid charter hire and damages for early termination of time charters or bareboat charters are recorded upon receipt of cash when collectability is not reasonably assured. Such amounts related to services previously rendered are recorded as time charter or bareboat charter revenue. Amounts in excess of services previously rendered are classified as other operating income.

Net income as a result of our revenue sharing agreements is presented as other operating income, net.

Charterhire expense and Contingent rental expense (income)
Charterhire expense
Charter hire expense is charged to the consolidated statement of operations on a straight-line basis over the lease term.

Contingent rental expense (income)
Any contingent elements of rental expense (income), such as profit share or interest rate adjustments, are recognized when the contingent conditions have materialized.

Gain (loss) on sale of assets and amortization of deferred gains
Gain (loss) on sale of assets and amortization of deferred gains
Gain (loss) on sale of assets and amortization of deferred gains include losses from the sale of vessels and the amortization of deferred gains. Gains (losses) from the sale of assets are recognized when the vessel has been delivered and all risks have been transferred and are determined by comparing the proceeds received with the carrying value of the vessel.

A deferred gain arises when we enter into a sale-leaseback transaction regarding a vessel and we do not relinquish the right to substantially all of the remaining use of the vessel. This deferred gain will be amortized in proportion to the gross rental payments over the minimum term of the lease.

Drydocking
Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. We recognize the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Impairment of vessels and newbuildings
Impairment of vessels and newbuildings
The carrying values of our long-lived assets and newbuildings under construction are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand vessel values. We assess recoverability of the carrying value of each asset or newbuilding on an individual basis by estimating the future undiscounted cash flows expected to result from the asset, including any remaining construction costs for newbuildings, and eventual disposal. If the future net undiscounted cash flows are less than the carrying value of the asset, or the current carrying value plus future newbuilding commitments, an impairment loss is recorded equal to the difference between the asset's or newbuildings carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Fair value is estimated based on values achieved for the sale/purchase of similar vessels and appraised valuations. In addition, vessels to be disposed of by sale are reported at the lower of their carrying amount or fair value less estimated costs to sell.

Interest expense
Interest expense
Interest costs are expensed as incurred except for interest costs that are capitalized. Interest expenses are capitalized during construction of newbuildings based on accumulated expenditures for the applicable project at our current rate of borrowing. The capitalization of interest expenses ceases when the newbuilding is considered substantially completed. The amount of interest expense capitalized in an accounting period shall be determined by applying an interest rate (the "capitalization rate") to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. We do not capitalize amounts beyond the actual interest expense incurred in the period.

Earnings per share
Earnings per share
Basic earnings per share is computed based on the income available to common stockholders and the weighted average number of shares outstanding. Diluted earnings per share includes the effect of the assumed conversion of potentially dilutive instruments.

Cash and cash equivalents
Cash and cash equivalents
All demand and time deposits and highly liquid, low risk investments with original maturities of three months or less at the date of purchase are considered equivalent to cash.

Restricted cash
Restricted cash
Restricted cash comprises collateral deposits for derivative trading, and the minimum balance that must be maintained at all times in accordance with our loan agreements with various banks.

Marketable securities
Marketable securities
Our marketable securities are considered to be available-for-sale securities and as such are carried at fair value. Any resulting unrealized gains and losses are recorded as a separate component of other comprehensive income in equity unless the securities are considered to be other than temporarily impaired, in which case unrealized losses are recorded in the consolidated statement of operations as impairment loss on marketable securities. The cost of available for sale securities is calculated on an average cost basis.

Derivatives
Derivatives
Our derivative instruments include interest-rate swap agreements, foreign currency swaps, forward freight agreements and bunker hedges. These derivatives are considered to be economic hedges. However, none of these derivative instruments have been designated as hedges for accounting purposes. These transactions involve the conversion of floating rates into fixed rates over the life of the transactions without changes in the fair values are recognized as assets or liabilities. Changes in the fair value of these derivatives are recorded in Gain (loss) on derivatives in our consolidated statement of operations. Cash outflows and inflows resulting from economic derivative contracts are presented as cash flows from operations in the consolidated statement of cash flows.

Financial instruments
Financial instruments
In determining the fair value of our financial instruments, we use a variety of methods and assumptions that are based on market conditions and risks, including determining the impact of nonperformance risks, existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Receivables
Receivables
Trade receivables, other receivables and long term receivables are presented net of allowances for doubtful balances. If trade accounts receivable become uncollectible, they are charged as an operating expense. Losses from uncollectible receivables are accrued when collection of the invoiced revenues is not assured. We make a judgment with regards to whether or not this should be recognized as income and if collection is not reasonably assured, no revenue will be recognized until cash has been received. These conditions are considered in relation to individual receivables or in relation to groups of similar types of receivables.

Interest income on interest bearing receivables is recognized on an accrual basis using prevailing contractual interest rates.

Losses from uncollectable receivables
Receivables
Trade receivables, other receivables and long term receivables are presented net of allowances for doubtful balances. If trade accounts receivable become uncollectible, they are charged as an operating expense. Losses from uncollectible receivables are accrued when collection of the invoiced revenues is not assured. We make a judgment with regards to whether or not this should be recognized as income and if collection is not reasonably assured, no revenue will be recognized until cash has been received. These conditions are considered in relation to individual receivables or in relation to groups of similar types of receivables.

Interest income on interest bearing receivables is recognized on an accrual basis using prevailing contractual interest rates.

Inventories	Inventories Inventories, which are comprised principally of fuel and lubricating oils, are stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out basis.
Vessels and depreciation
Vessels and depreciation
Vessels are stated at cost less accumulated depreciation. Depreciation is calculated based on cost less estimated residual value, using the straight-line method, over the useful life of each vessel. The useful life of each vessel is deemed to be 25 years. The residual value is calculated by multiplying the lightweight tonnage of the vessel by the market price of scrap per tonne. The market price of scrap per tonne is calculated as the 10 year historical average up to the date we take ownership of the vessel, across the three main recycling markets (Far East, Indian sub-continent and Bangladesh). Residual values are reviewed annually.

Vessels and equipment under capital lease
Vessels and equipment under capital lease
We charter in certain vessels and equipment under leasing agreements. Leases of vessels and equipment, where we have substantially all the risks and rewards of ownership, are classified as capital leases. Each lease payment is allocated between liability and finance charges to achieve a constant rate on the capital balance outstanding. The interest element of the capital cost is charged to the Consolidated Statement of Operations over the lease period. Our one outstanding capital lease was acquired as a result of the Merger and recorded at fair value.

Depreciation of vessels and equipment under capital lease is included within "Depreciation" in the consolidated statement of operations. Vessels and equipment under capital lease are depreciated on a straight-line basis over the vessels' remaining economic useful lives or on a straight-line basis over the term of the lease. The method applied is determined by the criteria by which the lease has been assessed to be a capital lease.

Newbuildings
Newbuildings
The carrying value of the vessels under construction ("Newbuildings") represents the accumulated costs to the balance sheet date which we have had to pay by way of purchase installments and other capital expenditures together with capitalized interest and associated finance costs. No charge for depreciation is made until the vessel is available for use.

Value of long term charter contracts
Value of long term charter contracts
We account for the fair value of acquired long term charter contracts, as either a separate asset or liability. The fair value is calculated as the net present value of the difference in cash flows arising over the period of the contract when the expected cash flows from the contract are compared to expected cash flows from comparable contracts at the acquisition date. An asset is recorded for contracts, which are favorable to us and a liability has been recorded for contracts, which are unfavorable to us.

The amortization of time charter out contracts is recorded and presented under time charter revenues and the amortization of time charter in contracts is amortized and presented under charter hire expenses in the consolidated statement of operations.

Equity method investments
Equity method investments
Investments in companies over which we have the ability to exercise significant influence but do not control are accounted for using the equity method. We record our investments in equity-method investees in the consolidated balance sheets as "Investment in associated companies" and our share of the investees' earnings or losses in the consolidated statements of operations as "Share in results of associated companies". The excess, if any, of purchase price over book value of our investments in equity method investees is included in the accompanying consolidated balance sheets in "Investment in associated companies".

The carrying values of equity method investments are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand vessel values. We assess recoverability of the carrying value of each individual equity method investments by estimating the fair value of the net assets of the company. An impairment loss is recorded equal to the difference between the investments carrying value and fair value. Fair value of investment is estimated based on values achieved for the sale/purchase of similar vessels and appraised valuations of the investments underlying assets.

Debt
Borrowings - loan amendments
Short term obligations that we intend to refinance on a long term basis when the intent to refinance is supported by the ability to consummate the refinancing, are classified as long term liabilities at the balance sheet date.

This is demonstrated by either a post balance sheet issuance of a long term obligation before the balance sheet is issued or when we enter into a financing agreement which clearly permits us to refinance the obligation on a long term basis, on terms that are readily determinable. If the Company enters into a financing agreement, the agreement must not expire within one year of the balance sheet date, no violations of any provisions of the financing agreement should have occurred at the balance sheet date or before the balance sheet is issued and the prospective lender or investor who has entered into the financing agreement should be to be financially capable of honoring the agreement.

Convertible bond
In January 2014, the Former Golden Ocean issued a $200 million convertible bond, which we assumed at the time of the Merger. It includes a loan component and an option to convert the loan to shares, which has not been bifurcated from the loan component and accounted for separately as it is indexed to our shares and would be classified as shareholders equity if it were a free standing derivative. The fair value of the convertible bond was determined to be $161.2 million at the time of the Merger based on the quoted price of 80.6%. The difference of $38.8 million is being amortized over the remaining life of the bond, and recorded as interest expense.

Deferred charges
Deferred charges
Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. Amortization of deferred charges is included in interest expense, and prior year's numbers in 2016 and 2015 have been revised to conform with current presentation. In 2016 and 2015, $1.3 million and $0.1 million, respectively, was previously included in other financial items and have been reclassified to interest expense. Debt issuance costs are presented in the balance sheet as a direct deduction from the carrying amount of the related debt.

Distributions to shareholders
Distributions to shareholders
Distributions to shareholders are applied first to retained earnings. When retained earnings are not sufficient, distributions are applied to the contributed capital surplus account.

Share-based compensation
Stock-based compensation

Share Options Scheme
Stock based compensation represents the cost of vested and non-vested shares and share options granted to employees and to directors, for their services, and is included in “General and administrative expenses” in the consolidated statements of operations. The fair value of share options grants is determined with reference to option pricing models, and depends on the terms of the granted options. The fair value is recognized (generally as compensation expense) over the requisite service period for all awards that vest based on the ’straight-line method’ which treats such awards as a single award and results in recognition of the cost ratably over the entire vesting period.

Restricted Stock Units (RSUs)
We account for 50% of the RSUs issued to the directors as equity classified awards and we account for the remaining 50% as liability classified awards. We account for the RSUs issued to the management companies as liability classified awards.

The fair value of an equity instrument issued to a non-employee is measured by using the stock price and other measurement assumptions as of the date at which either (i) a commitment for performance by the counterparty has been reached; or (ii) the counterparty's performance is complete. This criterion is not considered to be met in the absence of considerable evidence, and liability accounting is applied with a re-measurement at each period end date. We have obtained a right to receive future services in exchange for unvested, forfeitable equity instruments, and the fair value of the equity instruments does not create equity until the future services are received (i.e. the instruments are not considered issued until they vest).

We expense the fair value of RSUs issued to employees on a straight line basis over the period the awards vest.

Transactions subject to common control and affect of acquisition from shareholder
Transactions subject to common control and effect of acquisition from shareholder
The acquisition of 12 special purpose companies, each owning one newbuilding contract, from Frontline 2012 in March 2015 is recorded at historical carrying values as the transaction was determined to be between entities under common control and the difference of $59.7 million between the aggregate consideration paid by us and the historical carrying values recognized by Frontline 2012 has been recorded as additional contributed capital surplus.

Other comprehensive income
Other comprehensive income/(loss):
The statement of other comprehensive income/(loss) presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. Reclassification adjustments are presented out of accumulated other comprehensive income/(loss) on the face of the statement in which the components of other comprehensive income/(loss) are presented or in the notes to the financial statements. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income/(loss), items of other comprehensive income/(loss) (“OCI”) and total comprehensive income/(loss) in two separate and consecutive statements.

Recently Issued Accounting Standards
RECENTLY ISSUED ACCOUNTING STANDARDS

Accounting Standards Updates, not yet adopted

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. This update establishes a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP. We have concluded that, under ASC 606, voyage charter revenue will continue to be recognized over time, however the period over which it is recognized will change from discharge-to-discharge to load-to-discharge.We believe that performance obligations under a voyage charter begin to be met from the point at which a cargo is loaded until the point at which a cargo is discharged. While this represents a change in the period over which revenue is recognized, the total voyage results recognized over all periods would not change, however, each period’s voyage results could differ materially from the same period’s voyage results recognized based on the present revenue recognition guidance. We expect to recognize an increase in the retained deficit of approximately $10 million on January 1, 2018 related to the timing of revenue recognition based on the change to the load-to-discharge method.

The new guidance also specifies revised treatment for certain contract related costs, being either incremental costs to obtain a contract, or cost to fulfill a contract. Under the new guidance, an entity shall recognize as an asset the incremental costs of obtaining a contract with a customer if the entity expects to recover those costs. The guidance also provides a practical expedient whereby an entity may recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. Cost to fulfill a contract must be capitalized if they meet certain criteria. We are in the process of assessing the impact of this change on its consolidated financial statements.

We have elected to apply the modified retrospective approach. Upon adoption, we will recognize the cumulative effect of adopting this guidance as an adjustment to its opening balance of retained earnings as of January 1, 2018. Prior periods will not be retrospectively adjusted.

In January 2016, the FASB issued ASU 2016-01 Financial instruments - Overall (Subtopic 825-10) - Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this update eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement for to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. The amendments in this update will affect us for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Upon adoption of the standard, we expect that the standard may impact how we present the change in the fair value of our marketable securities in our consolidated statements of operations. As of December 31, 2017, our marketable securities had an unrealized gain of $5.3 million classified under other comprehensive income.

In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842), which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. For public companies, the standard will be effective for the first interim reporting period within annual periods beginning after December 15, 2018, although early adoption is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. The requirements of this standard include a significant increase in required disclosures. Management is analyzing the impact of the adoption of this guidance on the Company’s consolidated financial statements, including assessing changes that might be necessary to information technology systems, processes and internal controls to capture new data and address changes in financial reporting. Management expects that we will recognize increases in reported amounts for property, plant and equipment and related lease liabilities upon adoption of the new standard.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. The guidance will be effective January 1, 2020, with early adoption permitted. Entities are required to apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. We are in the process of evaluating the impact of this standard update on our consolidated financial statements and related disclosures.

In May 2017, the FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting. The update provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The amendments in this Update are effective for the Company for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. The amendments in this Update should be applied prospectively to an award modified on or after the adoption date. We do not expect the adoption of ASU 2017-01 to have a material impact on our consolidated financial statements and related disclosures.

In August 2016, the FASB issued ASU No. 2016-15, Statement of cash flows (Topic 230): Classification of certain cash receipts and cash payments. This ASU addresses the following eight specific cash flow issues: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. The amendments in this Update are effective for the Company for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The amendments in this Update should be applied using a retrospective transition method to each period presented. If it is impracticable to apply the amendments retrospectively for some of the issues, the amendments for those issues would be applied prospectively as of the earliest date practicable. Other than presentation, we do not expect the adoption of this standard to have a material impact on our consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of cash flows (Topic 230): Restricted Cash. The new standard requires that the statement of cash flows explains the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The amendments in this Update are effective for the Company for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The amendments in this Update should be applied using a retrospective transition method to each period presented. Upon adoption of the standard, we expect restricted cash being reclassified as a component of cash, cash equivalents and restricted cash in the Consolidated Statements of Cash Flows. As of December 31, 2017 we have $63.0 million in restricted cash.

Accounting Standards Updates, recently adopted

In July 2015, the FASB issued ASU 2015-11-Inventory (Topic 330)-Simplifying the Measurement of Inventory, which applies to inventory that is measured using first-in, first-out (FIFO) or average cost. An entity should measure inventory within the scope of this update at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is unchanged for inventory measured using LIFO or the retail inventory method. The amendments in this update more closely align the measurement of inventory in GAAP with the measurement of inventory in IFRS. The adoption of ASU 2015-11 has not had a material impact on our consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-07, Investments-Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting. The update eliminates the requirement that an investor retrospectively apply equity method accounting when an investment that it had accounted for by another method initially qualifies for use of the equity method. The adoption of ASU 2016-07 has not had a material impact on our consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The update simplifies the accounting for share based payment transactions. The adoption of ASU 2016-09 has not had a material impact on our consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU 2017- 01 Business Combinations (Topic 805): Clarifying the Definition of a Business. The update introduces a screen to determine when an integrated set of assets and activities does not constitute a business. As under the screening mechanisms of the update, future transactions in relation to an integrated set of assets and activities are more likely to qualify as asset acquisitions as opposed to business combinations. The adoption of ASU 2017-01 has not had a material impact on our consolidated financial statements and related disclosures.